Saluda Grade Mortgage Funding LLC ABS-15G

Exhibit 99.2 - Schedule 1

Loan ID	Redaction ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
XXXX	1000173306	XXXX	D	A	D	A	A	A	C	A	Closed	FPRO0012	2025-02-11 13:58	2025-02-19 11:28	Resolved	1 - Information	B	A	Property	Property	FEMA disaster declared PUBLIC ONLY	Resolved-Appraisal was completed after the disaster date and the appraiser provides detailed commentary reflecting subject was not affected by the fires or any disaster. - Due Diligence Vendor-02/19/2025
Ready for Review-02/14 - Rebuttal/Comment: Please see Appraiser's Comment: The Subject Property was inspected on XXXX and found to be in Good Condition. The subject property and this area of XXXX was not affected by any of the recent wildfires or any other disasters declared by FEMA. - Seller-02/15/2025
Open-XXXX Wildfires and Straight-line Winds DR-4856-XX XXXX Incident Period: XXXX and continuing. Declaration Date: XXXX - PUBLIC

																						Appraiser comments on page XXXX of loan file. - Due Diligence Vendor-02/11/2025	Ready for Review-02/14 - Rebuttal/Comment: Please see Appraiser's Comment: The Subject Property was inspected on XXXX and found to be in Good Condition. The subject property and this area of XXXX was not affected by any of the recent wildfires or any other disasters declared by FEMA. - Seller-02/15/2025	Resolved-Appraisal was completed after the disaster date and the appraiser provides detailed commentary reflecting subject was not affected by the fires or any disaster. - Due Diligence Vendor-02/19/2025	Months Reserves exceed minimum required - Minimum reserves is 0 months, Borrower has 30.45 months. LTV is less than guideline maximum - LTV 17.85%; Max 70%. Qualifying DTI below maximum allowed - Qualifying DTI 23.31%; Max permitted 49%.			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	3399772
XXXX	1000173306	XXXX	D	A	D	A	A	A	C	A	Closed	FPRO0011	2025-02-11 13:58	2025-02-19 11:28	Resolved	1 - Information	C	A	Property	Property	FEMA disaster declared INDIVIDUAL	Resolved-Appraisal was completed after the disaster date and the appraiser provides detailed commentary reflecting subject was not affected by the fires or any disaster. - Due Diligence Vendor-02/19/2025
Ready for Review-02/14 - Rebuttal/Comment: Please see Appraiser's Comment: The Subject Property was inspected on XXXX and found to be in Good Condition. The subject property and this area of XXXX was not affected by any of the recent wildfires or any other disasters declared by FEMA. - Seller-02/15/2025
Open-XXXX Wildfires and Straight-line Winds DR-4856-XX XXXX Incident Period: XXXX and continuing. Declaration Date: XXXX - INDIVIDUAL

																						Appraiser comments on page XXXX of loan file. - Due Diligence Vendor-02/11/2025	Ready for Review-02/14 - Rebuttal/Comment: Please see Appraiser's Comment: The Subject Property was inspected on XXXX and found to be in Good Condition. The subject property and this area of XXXX was not affected by any of the recent wildfires or any other disasters declared by FEMA. - Seller-02/15/2025	Resolved-Appraisal was completed after the disaster date and the appraiser provides detailed commentary reflecting subject was not affected by the fires or any disaster. - Due Diligence Vendor-02/19/2025	Months Reserves exceed minimum required - Minimum reserves is 0 months, Borrower has 30.45 months. LTV is less than guideline maximum - LTV 17.85%; Max 70%. Qualifying DTI below maximum allowed - Qualifying DTI 23.31%; Max permitted 49%.			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	3399768
XXXX	1000173306	XXXX	D	A	D	A	A	A	C	A	Closed	FCRE5782	2025-02-11 11:10	2025-02-19 11:18	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Resolved-Received the Borrower 1 Gap Credit Report. - Due Diligence Vendor-02/19/2025 Ready for Review-Document Uploaded. - Seller-02/15/2025 Open-Borrower 1 Gap Credit Report is Missing - Due Diligence Vendor-02/11/2025	Ready for Review-Document Uploaded. - Seller-02/15/2025	Resolved-Received the Borrower 1 Gap Credit Report. - Due Diligence Vendor-02/19/2025	Months Reserves exceed minimum required - Minimum reserves is 0 months, Borrower has 30.45 months. LTV is less than guideline maximum - LTV 17.85%; Max 70%. Qualifying DTI below maximum allowed - Qualifying DTI 23.31%; Max permitted 49%.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	3397104
XXXX	1000173297	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Primary Residence	Refinance	Cash Out - Other